Fair values of financial assets and liabilities - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 19,727	£ 24,065
Derivative liabilities	(16,132)	(21,676)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	57	103
Derivative liabilities	(29)	(79)
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	19,206	23,221
Derivative liabilities	(15,879)	(21,175)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	464	741
Derivative liabilities	£ (224)	£ (422)